Discontinued Operations and Disposal Group - Schedule of Net Income from Discontinued Operations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	$ 85,274	$ 170,485		$ 157,175
Cost of sales	55,917	108,833		100,757
Gross profit	29,357	61,652		56,418
Selling, general and administrative expenses	23,871	47,043		42,792
Restructuring charges		160		205
Depreciation and amortization	1,285	2,416		2,438
Total operating expenses	25,156	49,619		45,435
Operating income	4,201	12,033		10,983
Interest and other financial costs	2,829	5,326		5,720
Debt extinguishment charges	2,702
(Loss) income from discontinued operations	(1,330)	6,707		5,263
Income taxes (benefits)	75	(5,277)		50
(Loss) income from discontinued operations, net of taxes	(1,405)	11,984	[1]	5,213	[1]
Gain on disposal, net of taxes	29,882
Net income from discontinued operations,	$ 28,477	$ 11,984	[1]	$ 5,213	[1]
Weighted average common shares outstanding:
Basic	17,961	17,961	[1]	17,961	[1]
Net income from discontinued operations per common share:
Basic	$ 1.58	$ 0.66		$ 0.29
Diluted	18,393	18,418	[1]	17,961	[1]
Net income from discontinued operations per common share:
Diluted	$ 1.55	$ 0.65		$ 0.29

[1]	Retrospectively revised (see note 18)